Equity-Accounted Investees	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Equity-Accounted Investees

12. EQUITY-ACCOUNTED INVESTEES

Joint venture

Wallbox-Fawsn New Energy Vehicle Charging Technology (Suzhou) Co., Ltd. was a joint venture incorporated on June 15, 2019, over which the Group had joint control and a 50% interest. On May 24, 2023, the Group sold its 50% interest in the joint venture for a consideration of Euros 390 thousand.